Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of consolidated financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes.

The accounting estimates that require management’s subjective judgments include but are not limited to revenue recognition, income taxes, internal-use software costs, stock-based compensation and purchase price allocation on acquisitions including determination of useful lives and contingent consideration. The Company evaluates its estimates and judgments on an ongoing basis and revises them when necessary. Actual results may differ from the original or revised estimates.

Principles of consolidation	b. Principles of consolidation: The consolidated financial statements include the accounts of the Company. Intercompany transactions and balances have been eliminated upon consolidation.
Functional currency

c.    Functional currency:

The functional currency of the Company is the U.S. dollar, as it is the currency of the primary economic environment in which the Company is operating. Foreign currency transactions and balances have been re-measured to U.S. dollars in accordance with Accounting Standard Codification (“ASC”) Topic 830, “Foreign Currency Matters.” All transaction gains and losses from re-measurement of monetary balance sheet items denominated in foreign currencies are recorded under financial income, net.

Cash and cash equivalents

d.   Cash and cash equivalents:

The Company considers all investments with an original maturity of three months or less at the time of purchase to be cash equivalents including amounts related to payment processing companies.

Marketable securities

e.   Marketable securities:

The Company accounts for marketable securities in accordance with ASC Topic 320, “Investments – Debt and Equity Securities”. The Company’s investments in marketable securities consist of treasury and corporate bonds.

Investments in marketable securities are classified as available for sale at the time of purchase. Available for sale securities are carried at fair value based on quoted market prices, with unrealized gains and losses, reported in accumulated other comprehensive income (loss) in shareholders’ equity. Realized gains and losses including interest and amortization of discount arising from the acquisition of the investment in marketable securities were recorded under financial income, net.

The Company classifies its investment in marketable securities as either short term or long term based on each instruments’ underlying contractual maturity date as well as the intended time of realization. Marketable securities with maturities of 12 months or less are classified as short-term and marketable securities with maturities greater than 12 months are classified as long-term.

The Company considers available evidence in evaluating potential impairments of its marketable securities, including the duration and extent to which fair value is less than cost. For debt securities, an other-than-temporary impairment has occurred if the Company does not expect to recover the entire amortized cost basis of the debt security.

No impairment was recorded for the year ended December 31, 2019.

Also see note 5.

Bank deposits	f. Bank deposits: Deposits with maturities of more than three months but less than one year are classified as short term. Such deposits are presented at their costs including accrued interest.
Restricted deposits

g.   Restricted deposit:

Restricted deposit is restricted as to withdrawal or use. The Company maintains restricted deposits mainly related to the loan to finance leasehold improvements in the Company’s office space. See note 10.

Property and equipment, net

h.   Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers and peripheral equipment	33
Office furniture and equipment	7 – 15
Leasehold improvements	The shorter of the term of the lease or useful life of the asset

The long-lived assets of the Company are tested for impairment in accordance with ASC Topic 360, “Property, Plant and Equipment,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If assets are considered to be impaired, the impairment is measured by the amount which the carrying amount of the asset exceeds their fair value. No impairment was recorded for the years ended December 31, 2019, 2018 and 2017.

Internal-use software
i.	Internal-use software:

Costs incurred to develop internal-use software are capitalized and amortized over the estimated useful life of the software, which is generally three years. In accordance with ASC Topic, 350‑40, “Internal-Use Software,” capitalization of costs to develop internal-use software begins when preliminary development efforts are successfully completed, the Company has committed project funding and it is probable that the project will be completed, and the software will be used as intended. Costs related to the design or maintenance of internal-use software are expensed as incurred.

The Company periodically reviews internal-use software costs to determine whether the projects will be completed, placed in service, removed from service or replaced by other internally developed or third-party software. If the asset is not expected to provide any future benefit, the asset is retired, and any unamortized cost is expensed.

Capitalized internal-use software costs are recorded under intangible assets.

When events or changes in circumstances require, the Company assesses the likelihood of recovering the cost of internal-use software. If the net book value is not expected to be fully recoverable, internal-use software would be impaired to its fair value. No impairment was incurred for the years ended December 31, 2019, 2018 and 2017.

Business combinations

j.    Business combinations:

The results of an acquired business in a business combination are included in the Company’s consolidated financial statements from the date of acquisition according to the guidance of ASC Topic 805, “Business Combinations.” The Company allocates the purchase price, which is the sum of the consideration provided and may consist of cash, equity or a combination of the two, to the identifiable assets and liabilities of the acquired business at their fair values as of the acquisition date. The excess of the purchase price over the amount allocated to the identifiable assets and liabilities, if any, is recorded as goodwill.

The estimated fair values and useful lives of identifiable intangible assets are based on many factors, including estimates and assumptions of future operating performance and cash flows of the acquired business, the nature of the business acquired and the specific characteristics of the identified intangible assets. The estimates and assumptions used to determine the fair values and useful lives of identified intangible assets could change due to numerous factors, including market conditions, technological developments, economic conditions and competition.

Contingent consideration incurred in a business combination is included as part of the acquisition price and recorded at a probability weighted assessment of the fair value as of the acquisition date. The fair value of the contingent consideration is re-measured at each reporting period, with any adjustments in fair value recognized in earnings under general and administrative expenses.

Acquisition related costs incurred by the Company are not included as a component of consideration transferred but are accounted for as an expense in the period in which the costs are incurred.

Goodwill and other purchased intangible assets

k.   Goodwill and other purchased intangible assets:

Goodwill and other purchased intangible assets have been recorded in the Company’s financial statements as a result of business combinations. Goodwill represents the excess of the aggregate fair value of the consideration transferred in a business combination over the fair value of the assets acquired, net of liabilities assumed. Under ASC Topic 350, “Intangible—Goodwill and other,” goodwill is not amortized, but rather is subject to impairment test. ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the two-step impairment test is performed. Alternatively, ASC 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the first step of the goodwill impairment test. The Company operates in one reporting segment, and this segment comprises its only reporting unit. The Company elected to perform an annual impairment test of goodwill as of October 1st of each year, or more frequently if impairment indicators are present.

Intangible assets that are considered to have definite useful life are amortized using the straight-line basis over their estimated useful lives, which ranges from 3 to 10 years. The carrying amount of these assets is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset. No impairment was recorded for the for the years ended December 31, 2019, 2018 and 2017.

Derivatives and hedging

l.    Derivatives and hedging:

Derivatives are recognized at fair value as either assets or liabilities in the consolidated balance sheets in accordance with ASC Topic 815, “Derivative and Hedging.” The gain or loss of derivatives which are designated and qualify as hedging instruments in a cash flow hedge, is recorded under accumulated other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Derivatives are classified within Level 2 of the fair value hierarchy as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Fair value of financial instruments

m.  Fair value of financial instruments:

The Company measures and discloses the fair value of financial assets and liabilities in accordance with ASC Topic 820, “Fair Value Measurement.” Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1:    Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2:    Observable inputs that are based on inputs not quoted on active markets but corroborated by market data.

Level 3:    Unobservable inputs are used when little or no market data is available.

Concentrations of credit risks

n.   Concentrations of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, investment in marketable securities, restricted deposit and derivatives, which are placed in major banks in Israel, United Kingdom, Germany and the U.S.

User funds are held by a payment service provider which, pursuant to the agreement, was engaged to hold the user funds on behalf of buyers and sellers in an account segregated from the payment service provider operating bank account.

The Company does not have significant off-balance sheet concentration of credit risks.

Employee related obligations

o.   Employee related obligations:

The Company accounts for employee related obligations in accordance with ASC Topic 715, “Compensation—retirement benefits.” The Israeli Severance Pay Law, 1963 (“Severance Pay Law”), specifies that employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one-month salary for each year of employment, or a portion thereof. The Company’s liability for severance pay is covered by the provisions of Section 14 of the Severance Pay Law (“Section 14”). Under Section 14 employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, contributed on their behalf to their insurance funds. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees.

As a result, the Company does not recognize any liability for severance pay due to these employees and the deposits under Section 14 are not recorded as an asset in the Company’s balance sheet. Severance costs amounted to $2,359, $1,638 and $1,194 for the years ended December 31, 2019, 2018 and 2017, respectively.

The Company’s U.S. Subsidiary has a 401(K) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute up to 100%, but generally not greater than $18.5 per year, of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service limits. The U.S. Subsidiary matches 50% of the first 6% of employee contributions. The expenses recorded by the U.S. subsidiary for matching contributions were immaterial for the years ended December 31, 2019, 2018 and 2017.

User funds and user accounts

p.   User funds and user accounts:

In 2018 the Company entered into an arrangement with an existing payment service provider to hold funds on behalf of the buyers and sellers (“users”). User funds consist of buyers’ prepayments, including the Company’s transaction and service fees that will be earned when an order is completed, credits issued upon cancellations and seller fees that have not yet been withdrawn. The Company presents on the balance sheet funds held on behalf of users as user funds and corresponding user accounts and deferred revenue. Also see note 2q.

The Company does not have ownership over the funds and does not have the right to direct the funds to be used at will or for its own benefit other than those funds related to transaction and service fees owed to the Company.

Revenue

q.   Revenue:

The Company’s revenue is primarily comprised of transaction fees and service fees. The Company earn transaction fees for enabling orders and providing other services and service fees to cover administrative fees.

The Company’s revenue recognition accounting policy until January 1, 2019, prior to the adoption of the new revenue standard:

The Company recognizes revenue in accordance with ASC Topic 605 “Revenue Recognition” and related authoritative guidance. Revenue is recognized when all of the following criteria are met: (i) persuasive evidence of an arrangement exists; (ii) fees are fixed or determinable; (iii) the collection of the fees is reasonably assured and (iv) services have been rendered.

Revenues are recorded net of provisions for cancelations, which can be reasonably estimated, based on the Company’s historical experience and management’s expectations. The Company recognizes revenue from transaction fees and service fees upon the completion of each order.

The Company presents revenue in accordance with ASC Topic 605‑45, “Revenue Recognition-Principal Agent Considerations.” The determination of whether the Company is the principal or agent, and whether revenue should be presented on a gross basis for the amount billed or on a net basis for the amount earned from each transaction, requires the Company to evaluate a number of indicators. Revenue from transaction fees was recognized on a net basis since the Company has concluded that it acts as an agent, mainly since it does not take responsibility for the sellers’ services and therefore it is not the primary obligor in the transaction and does not have latitude in price establishment.

The Company recognizes revenue from unused user accounts balances once the likelihood of the users exercising their unused accounts balances becomes remote and the Company is not required to remit such unused account balances to a third party in accordance with applicable unclaimed property laws. The amounts recognized for the years ended December 31, 2018 and 2017 were immaterial.

The Company’s revenue recognition accounting policy from January 1, 2019, following the adoption of the new revenue standard:

On January 1, 2019, the Company adopted the new revenue standard to all contracts using the modified retrospective approach. There was no cumulative initial effect of applying the new revenue standard.

The Company’s customers are the users on its platform. Users accept the Company’s terms of service upon registration to the platform. Gross order amount including transaction and service fees is collected from the buyer upfront by a third-party payment provider. The prepaid amounts from buyers are simultaneously recorded as an asset under user funds with a corresponding liability to buyers under user accounts and deferred revenue until the order is completed or cancelled.

A contract with a customer exists only when: the parties to the contract have approved it and are committed to perform their respective obligations, the Company can identify each party’s rights regarding the distinct services to be transferred (“performance obligations”), the Company can determine the transaction price for the  services to be transferred, the contract has commercial substance and it is probable that the Company will collect the consideration to which it will be entitled in exchange for the services that will be transferred to the customer.

The Company’s revenue is primarily comprised of one distinct performance obligation which is to arrange services to be provided (including communication, engagement and payment processing) on its marketplace platform by the sellers to the buyers.

The Company earns transaction fees and service fees that are based on the total value of transactions ordered through the platform once the buyer obtains control of the service, which occurs at a point in time upon completion of each order.

Revenue is recorded in the amount of consideration to which the Company expects to be entitled in exchange for performance obligations upon transfer of control to the customer, excluding amounts collected on behalf of other third parties and indirect taxes.

Revenue is mainly recognized on a net basis since the Company has concluded that it acts as an agent on its platform, mainly since it does not take responsibility for the sellers’ services and therefore it is not primary responsible for fulfilling the promise to provide the service and doesn’t have discretion in price establishment. Therefore, the Company does not obtain control of the services before they are transferred to the customer.

The Company elected to use the practical expedient and recognize the incremental costs of obtaining contracts as an expense since the amortization period of the assets that the Company otherwise would have recognized is one year or less. Similarly, the Company does not disclose the value of unsatisfied performance obligations since the original expected duration of the contracts is one year or less.

The Company recognizes revenue from unused user accounts balances once the likelihood of the users exercising their unused accounts balances becomes remote and the Company is not required to remit such unused account balances to a third party in accordance with applicable unclaimed property laws. The amounts recognized for the year ended December 31, 2019 were immaterial.

Revenue from subscription-based content marketing platform and back office platform are mainly recognized over time when the service is rendered to the customer.

Disaggregated revenue

The Company’s transaction fees for the years ended December 31, 2019, 2018 and 2017 were $78,074, $55,117 and $39,001, respectively.

The Company’s services fees for the years ended December 31, 2019, 2018 and 2017 were $28,999, $20,386 and $13,111, respectively.

Contract liabilities

The Company’s contract liabilities mainly consist of deferred revenues from transaction and service fees received in advance for services for which control has not been yet obtained by the customers.

The Company adopted the new revenue standard using the modified retrospective method without restating comparative periods and, as a result, the deferred revenues resulting from transaction and service fees owed to the Company were $3,248 as of December 31, 2019. For the year ended December 31, 2018, deferred revenue was included under user accounts.

Cost of revenue

r.    Cost of revenue:

Cost of revenue is mainly comprised of server hosting fees, costs of the Company’s customer support personnel, amortization of capitalized internal-use software and developed technology, expenses related to payment processing companies’ fees and other.

Research and development expenses

s.   Research and development expenses:

Research and development expenses are primarily comprised of costs of the Company’s research and development personnel and other development related expenses. Research and development costs are expensed as incurred, except to the extent that such costs are associated with internal-use software that qualifies for capitalization.

Sales and marketing expenses

t.    Sales and marketing expenses:

Sales and marketing expenses are primarily comprised of costs of the Company’s marketing personnel, performance marketing investments, branding costs, amortization of customer relationships and trade name and other advertising costs. Sales and marketing expenses are expensed as incurred.

Advertising costs were $41,341, $34,843 and $24,813 for the years ended December 31, 2019, 2018 and 2017, respectively.

General and administrative expenses

u.   General and administrative expenses:

General and administrative expenses primarily include costs of the Company’s executive, finance, legal and other administrative personnel, costs associated with fraud risk reduction and other. General and administrative expenses are expensed as incurred.

Share based compensation

v.   Share based compensation:

The Company accounts for share-based compensation in accordance with ASC Topic 718, “Compensation—Stock Compensation.” Share options and restricted share units (“RSU”) are mainly awarded to employees and members of the Company’s board of directors and measured at fair value at each grant date. The Company calculates the fair value of share options on the date of grant using the Black-Scholes option-pricing model and the expense is recognized over the requisite service period for awards expected to vest using the straight-line method. The Company recognizes the fair value of RSU on the grant date based on the market value of the underlying stock and the expense is recognized over the requisite service period for awards expected to vest using the straight-line method.

The requisite service period for share options is generally four years. The Company recognizes forfeitures as they occur.

The Black-Scholes option-pricing model requires the Company to make a number of assumptions, including the value of the Company’s ordinary shares, expected volatility, expected term, risk-free interest rate and expected dividends. The Company evaluates the assumptions used to value option awards upon each grant of share options.

Expected volatility was calculated based on the implied volatilities from market comparisons of certain publicly traded companies and other factors.

The expected option term was calculated based on the simplified method, which uses the midpoint between the vesting date and the contractual term, as the Company does not have sufficient historical data to develop an estimate based on participant behavior. The risk-free interest rate was based on the U.S. treasury bonds yield with an equivalent term. The Company has not paid dividends and has no foreseeable plans to pay dividends.

Commencing June 13, 2019, the Ordinary shares of the Company were publicly traded. Prior to the IPO, the fair value of ordinary shares underlying the options has historically been determined by management and approved by the Company’s board of directors. Because there has been no public market for the Company’s Ordinary shares, management has determined fair value of an Ordinary share at the time of grant of the option by considering a number of objective and subjective factors including financing investment rounds, operating and financial performance, the lack of liquidity of share capital and general and industry specific economic outlook, amongst other factors. The fair value of the underlying Ordinary shares was determined by the management until the IPO. The Company’s management determined the fair value of Ordinary shares based on valuations performed using the Option Pricing Method (“OPM”) and the Probability Weighted Expected Return Method (“PWERM”) subject to relevant facts and circumstances.

Income taxes

w.   Income taxes:

The Company accounts for income taxes in accordance with ASC Topic 740, “Accounting for Income Taxes,” using the liability method. Under the liability method, deferred assets and liabilities are recognized based upon anticipated future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using the enacted tax rates that will be in effect for the years in which those tax assets are expected to be realized or settled.

The Company regularly assesses the likelihood that its deferred tax assets will be realized from recoverable income taxes or recovered from future taxable income based on the realization criteria set forth in the relevant authoritative guidance. To the extent the Company believes any amounts are not more likely than not to be realized, the Company records a valuation allowance to reduce its deferred tax assets. The realization of deferred tax assets is dependent upon future earnings, if any, the timing and amount of which are uncertain. Accordingly, the net deferred tax assets have been fully offset by a valuation allowance. If the Company subsequently realizes or determines it is more likely than not that it will realize deferred tax assets that were previously determined to be unrealizable, the respective valuation allowance would be reversed, resulting in an adjustment to earnings in the period such determination is made.

The Company recognizes potential liabilities based on its estimate of whether, and the extent to which, additional taxes will be due. These liabilities are established utilizing a two-step approach when the Company believes that certain positions might be challenged despite its belief that its tax return positions are fully supportable. The first step requires the Company to determine if the weight of available evidence indicates a tax position is more likely than not to be sustained upon audit. The second step is based on the largest amount of benefit, which is more likely than not to be realized on ultimate settlement.

Any interest and penalties related to unrecognized tax benefits are recorded as income tax expense. The Company adjusts these liabilities in light of changing facts and circumstances, such as the outcome of a tax audit or changes in the tax law.

Segment reporting

x.   Segment reporting:

The Company identifies operating segments in accordance with ASC Topic 280, “Segment Reporting” as components of an entity for which discrete financial information is available and is regularly reviewed by the chief operating decision maker, or decision-making group, in making decisions regarding resource allocation and evaluating financial performance. The Company defines the term “chief operating decision maker” to be its chief executive officer. The Company determined it operates in one operating segment and one reportable segment, as its chief operating decision maker reviews financial information presented only on a consolidated basis for purposes of allocating resources and evaluating financial performance.

Loss per share

y.   Loss per share:

The Company computes basic loss per share in accordance with ASC Topic 260, “Earnings per Share” by dividing the net loss attributable to ordinary shareholders by the weighted average number of Ordinary shares outstanding during the year. Diluted loss per share is computed by taking into account the potential dilution that could occur upon the exercise of options and RSU granted under stock-based compensation plans using the treasury stock method.

Basic and diluted net loss per share was presented in conformity with the two-class method for participating securities for the year ended December 31, 2019 as a result of a deemed dividend related to the issuance of Protected ordinary shares (see note 13). The Company did not declare any dividends since commencing operations, accordingly an application of the two-class method to compute loss per share would have no impact on the loss attributable to ordinary shares for the years ended December 31,2019, 2018 and 2017.

The potentially dilutive options to purchase ordinary shares that were excluded from the computation amounted to 4,578,542, 2,974,891 and 2,444,806 for the years ended December 31, 2019, 2018 and 2017, respectively, because including them would have been anti-dilutive.

Contingencies

z.   Contingencies:

The Company accrues for loss contingencies when losses become probable and are reasonably estimable. If the reasonable estimate of the loss is a range and no amount within the range is a better estimate, the minimum amount of the range is recorded as a liability. The Company does not accrue for contingent losses that, in its judgment, are considered to be reasonably possible, but not probable; however, it discloses the range of such reasonably possible losses.

Recently Adopted Accounting Standards

aa. Recently adopted accounting pronouncements:

As an “emerging growth company,” the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflects this election.

In October 2016, the FASB issued ASU 2016‑16 Topic 740 “Income Taxes: Intra-Entity Transfers of Assets Other Than Inventory.” The new guidance eliminates the exception to the recognition requirements under the standard for intra-entity transfers of an asset other than inventory. As a result, an entity should recognize the income tax consequences when the transfer of assets other than inventory occurs. The new guidance becomes effective for the Company for annual reporting periods beginning after December 15, 2018, and interim reporting periods within annual periods beginning after December 15, 2019, with early adoption permitted. The Company adopted this guidance in 2019 with no impact on its consolidated financial statements.

In May 2017, the FASB issued ASU 2017‑09, “Scope of Modification Accounting,” which provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting. The new guidance is to be applied on a prospective basis, is effective for the annual and interim periods beginning after December 15, 2017 and early adoption is permitted. The Company adopted this guidance in 2018 with no material impact on its consolidated financial statements.

In August 2017, the FASB issued ASU 2017‑12, ASC Topic 815 “Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities,” which simplifies the application of the hedge accounting guidance and improves the financial reporting through changes to both designation and measurement for qualifying hedging relationships and the presentation of hedge results. Further, the new guidance allows more flexibility in the requirements to qualify and maintain hedge accounting. The standard will be effective for annual reporting periods beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. Early adoption is permitted. The Company early adopted this guidance in 2018. The Company’s derivatives and hedging activities were recorded in accordance with this guidance.

In May 2014, the FASB issued ASU 2014‑09 ASC Topic 606 “Revenue from Contracts with Customers.” The new guidance includes new comprehensive revenue recognition guidance which supersedes the current revenue recognition guidance including industry specific guidance. Under the new guidance, a good or service is transferred to the customer when (or as) the customer obtains control of the good or service. The guidance provides a five-step analysis of transactions to determine when and how revenue is recognized. Other major provisions include capitalization of certain contract costs, consideration of the time value of money in the transaction price and allowing estimates of variable consideration to be recognized before contingencies are resolved in certain circumstances. The guidance also requires enhanced disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity’s contracts with customers. In March, April and May 2016, the FASB issued three additional updates regarding identifying performance obligations and licensing, certain principal versus agent considerations and various narrow scope improvements based on practical questions raised by users. In September 2017, the FASB issued additional amendments providing clarification and implementation guidance. The guidance may be adopted through either retrospective application to all periods presented in the financial statements (full retrospective approach) or through a cumulative effect adjustment to retained earnings at the effective date (modified retrospective approach). The guidance is effective for the annual period beginning after December 15, 2018 and interim periods beginning after December 15, 2019. The Company adopted this guidance in 2019 using the modified retrospective approach with no impact on its revenue recognition practices nor a material accumulated impact following the adoption of the new guidance.

In January 2017, the FASB issued ASU 2017‑01, ASC Topic 805 “Business Combinations: Clarifying the Definition of a Business,” which provides a more robust framework to use in determining when a set of assets and activities is a business. Because the current definition of a business is interpreted broadly and can be difficult to apply, stakeholders indicated that analyzing transactions is inefficient and costly and that the definition does not permit the use of reasonable judgment. This standard is effective for annual reporting periods beginning after December 15, 2018, and interim reporting periods within annual periods beginning after December 15, 2019, with early adoption permitted. The Company adopted this guidance in 2019 with no impact on its consolidated financial statements.

In June 2018, the FASB issued ASU 2018‑07, ASC Topic 718 “Compensation—Stock Compensation: Improvement to Nonemployee Share-Based Payments Accounting.” This guidance simplifies the accounting for non-employee share-based payment transactions. The amendments specify that ASC Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The guidance is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted, but no earlier than an entity’s adoption date of ASC Topic 606. The Company early adopted this guidance in 2019 with no material impact on its consolidated financial statements.

Recently issued accounting pronouncements not yet adopted

Recently issued accounting pronouncements not yet adopted:

In February 2016, the FASB issued ASU 2016‑02, “Leases,” related to how an entity should recognize lease assets and lease liabilities. The guidance specifies that an entity that is a lessee under lease agreements should recognize lease assets and lease liabilities for those leases classified as operating leases under previous FASB guidance. Accounting for leases by lessors is largely unchanged under the new guidance. In September 2017, the FASB issued additional amendments providing clarification and implementation guidance. In January 2018, the FASB issued an update that permits an entity to elect an optional transition practical expedient to not evaluate land easements that existed or expired before the entity’s adoption of the new standard and that were not previously accounted for as leases. The provisions of ASU 2016‑02 are to be applied using a modified retrospective approach. In July 2018, the FASB issued an update, which provides entities with an additional (and optional) transition method to adopt the new leases standard. Under this method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Consequently, the prior comparative period’s financials will remain the same as those previously presented. The new standard becomes effective for the Company for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. The standard requires a modified retrospective adoption, with early adoption permitted. The Company is currently evaluating the impact of adopting this new guidance on its consolidated financial statements.

In June 2016, FASB issued ASU 2016‑13, Topic 326 “Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments”. ASU 2016‑13 amends the impairment model to utilize an expected loss methodology in place of the currently used incurred loss methodology, which will result in the timelier recognition of losses. The amendments in this update are effective for fiscal years beginning after December 31, 2020, and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company is currently assessing the impact of the adoption of this standard on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017‑04, ASC Topic 350 “Intangibles—Goodwill and Other: Simplifying the Test for Goodwill Impairment.” The standard eliminates the requirement to measure the implied fair value of goodwill by assigning the fair value of a reporting unit to all assets and liabilities within that unit (“the Step 2 test”) from the goodwill impairment test. Instead, if the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, limited by the amount of goodwill in that reporting unit. The standard will become effective for fiscal years beginning after December 15, 2022 and must be applied to any annual or interim goodwill impairment assessments after that date. Early adoption is permitted.

The Company is currently assessing the impact of the adoption of this standard on its consolidated financial statements.

In November 15, 2019, the FASB issued ASU 2019-10, 1 which (1) provides a framework to stagger effective dates for future major accounting standards and (2) amends the effective dates for certain major new accounting standards to give implementation relief to certain types of entities. Specifically, ASU 2019-10 changes some effective dates for certain new standards on the following topics in the FASB Accounting Standards Codification (ASC): Topic 815 “Derivatives and Hedging,” Topic 842 “Leases,” Topic 326 “Financial Instruments — Credit Losses,” Topic 350 “Intangibles — Goodwill and Other.”